Statutory Reserves (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve/ statutory surplus under PRC law	10.00%
Required general reserve/ statutory surplus ratio to de-force compulsory net profit allocation to general reserve	50.00%
General reserve fund/ statutory surplus fund	$ 0	$ 3,600,000	$ 0
China Foreign Investment Enterprises Laws [Member]
Statutory Reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve/ statutory surplus under PRC law	10.00%
Required general reserve/ statutory surplus ratio to de-force compulsory net profit allocation to general reserve	50.00%
China Company Laws [Member]
Statutory Reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve/ statutory surplus under PRC law	10.00%
Required general reserve/ statutory surplus ratio to de-force compulsory net profit allocation to general reserve	50.00%